Investments	12 Months Ended
Dec. 31, 2013
Investments

Note 10 Investments

We have ownership interests in two entities which met the criteria of a VIE, Horizons Satellite Holdings, LLC (“Horizons Holdings”) and WP Com, S. de R.L. de C.V. (“WP Com”). We had a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidated the New Dawn joint venture. In October 2012, we purchased the remaining ownership interest in New Dawn. Horizons Holdings, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation (“FASB ASC 810”).

(a) Horizons Holdings

We have a joint venture with JSAT. The joint venture is named Horizons Satellite Holdings, LLC, and consists of two investments: Horizons-1 Satellite LLC (“Horizons-1”) and Horizons-2 Satellite LLC (“Horizons-2”). Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons-2 satellite pursuant to a loan agreement (the “Horizons 2 Loan Agreement”). We provide certain services to the joint venture and utilize capacity from the joint venture.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810, and we have concluded that we are the primary beneficiary because decisions relating to any future relocation of the Horizons-2 satellite, the most significant asset of the joint venture, are effectively controlled by us. In accordance with FASB ASC 810, as the primary beneficiary, we consolidate Horizons Holdings within our consolidated financial statements. Total assets and liabilities of Horizons Holdings were $136.2 million and $49.2 million as of December 31, 2012, respectively, and $101.7 million and $24.6 million as of December 31, 2013, respectively.

We also have a revenue sharing agreement with JSAT related to services sold on the Horizons satellites. We are responsible for billing and collection for such services and we remit 50% of the revenue, less applicable fees and commissions, to JSAT. Under the Horizons Holdings joint venture agreement, which was amended on September 30, 2011, we agreed to guarantee to JSAT certain minimum levels of annual gross revenues for a three-year period beginning in early 2012. This guarantee could require us to pay JSAT a maximum potential amount ranging from $7.8 million to $10.3 million per year over the three-year period, less applicable fees and commissions. We assess this guarantee on a quarterly basis, and in the year ended December 31, 2013 we recorded an expense of $9.0 million related to the guarantee, in addition to $5.6 million previously accrued in 2012. The expense was included in direct costs of revenue in our consolidated statement of operations for the year ended December 31, 2013. In connection with the guarantee, $4.8 million was paid during 2013 and $9.1 million is the remaining amount we expect to pay over the period of the guarantee. Of the total expected remaining liability of $9.1 million, $5.6 million was included within accounts payable and accrued liabilities and $3.5 million was included within other long-term liabilities on our consolidated balance sheet at December 31, 2013. Amounts payable to JSAT related to the revenue sharing agreement, net of applicable fees and commissions, from the Horizons-1 and Horizons-2 satellites were $3.6 million and $7.1 million as of December 31, 2012 and December 31, 2013, respectively.

In connection with the Horizons Holdings investment in Horizons-2, we entered into a capital contribution and subscription agreement with JSAT in August 2005, which requires both us and JSAT to fund 50% of the amount due from Horizons Holdings under the Horizons 2 Loan Agreement. As of December 31, 2013, we had a receivable of $12.2 million from JSAT representing the total remaining future payments to be received from JSAT to fund their portion of the amount due under the Horizons 2 Loan Agreement. This amount is included in receivables, net on our consolidated balance sheet as of December 31, 2013.

(b) New Dawn

In June 2008, we entered into a project and shareholders’ agreement (the “New Dawn Project Agreement”) with Convergence SPV, Ltd. (“Convergence Partners”) pursuant to which New Dawn, a Mauritius company in which we had a 74.9% indirect ownership interest and Convergence Partners had a 25.1% noncontrolling ownership interest, launched a satellite in April 2011 to provide satellite transponder services to customers in Africa. On October 5, 2012, we purchased from Convergence Partners the remaining ownership interest in New Dawn for $8.7 million, increasing our ownership from 74.9% to 100% (the “New Dawn Equity Purchase”). Prior to the New Dawn Equity Purchase we consolidated New Dawn within our financial statements, net of eliminating entries, but we also accounted for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest according to the guidance provided under FASB ASC 480 specifically related to the classification and measurement of redeemable securities. As a result of the New Dawn Equity Purchase in 2012, we eliminated the redeemable noncontrolling interest of $8.7 million in accordance with FASB ASC 480.

(c) WP Com

We have a joint venture with Corporativo W. Com S. de R.L. de C.V. (“Corporativo”) named WP Com, S. de R.L. de C.V. We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. (“PAS de Mexico”) is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico and Ecuador. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we consolidate WP Com within our consolidated financial statements and we account for the percentage interest in the voting equity of WP Com owned by Corporativo as a noncontrolling interest, which is included in the equity section of our consolidated balance sheet in accordance with FASB ASC 810.

(d) Equity Attributable to Intelsat S.A. and Noncontrolling Interests

The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit
Balance at January 1, 2012	$(1,198,885)	$50,926	$(1,147,959)
Net income (loss)	(151,137)	3,582	(147,555)
Dividends paid to noncontrolling interests	—	(8,838)	(8,838)
Mark to market adjustment for redeemable noncontrolling interest	(7,663)	—	(7,663)
Vesting of equity awards of certain executive officers	6,825	—	6,825
Postretirement/pension liability adjustment	(7,288)	—	(7,288)
Other comprehensive income	388	—	388

Balance at December 31, 2012	$(1,357,760)	$45,670	$(1,312,090)

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit
Balance at January 1, 2013	$(1,357,760)	$45,670	$(1,312,090)
Net income (loss)	(255,680)	3,687	(251,993)
Dividends paid to noncontrolling interests	—	(8,671)	(8,671)
Initial public offering, net of costs	542,796	—	542,796
Change in classification of certain equity awards	18,899	—	18,899
Share-based compensation	28,553	—	28,553
Declaration of preferred stock dividend	(10,196)	—	(10,196)
Postretirement/pension liability adjustment	57,283	—	57,283
Other comprehensive income	752	—	752

Balance at December 31, 2013	$(975,353)	$40,686	$(934,667)